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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-03907

The Empire Builder Tax Free Bond Fund

(Exact name of registrant as specified in charter)

546 Fifth Avenue, 7th Floor New York, New York	10036

(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 953-7800

Date of fiscal year end:      February 28, 2013

Date of reporting period:    May 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

MUNICIPAL SECURITIES - 105.6%	Credit Ratings *	Par Value	Value
New York City and New York City Agencies - 16.3%
Hudson Yards Infrastructure Corp., Revenue, Series A,
5.75%, due 02/15/2047, Par Call 02/15/2021 @ 100	A2/A	$1,000,000	$1,156,800
New York City, General Obligation, Series C,
5.50%, due 08/01/2014, Par Call 02/01/2013 @ 100	Aa2/AA	3,500,000	3,618,369
New York City, General Obligation, Series E-1,
6.25%, due 10/15/2028, Par Call 10/15/2018 @ 100	Aa2/AA	2,000,000	2,453,000
New York City, Housing Development Corp., Multi-Family Housing Revenue, Series M,
4.40%, due 05/01/2014, Non-Callable	Aa2/AA	165,000	173,730
4.45%, due 11/01/2014, Non-Callable	Aa2/AA	330,000	351,942
4.60%, due 05/01/2015, Non-Callable	Aa2/AA	340,000	367,730
4.65%, due 11/01/2015, Non-Callable	Aa2/AA	350,000	383,289
6.75%, due 11/01/2033, Par Call 11/01/2018 @ 100	Aa2/AA	1,000,000	1,134,060
Triborough Bridge & Tunnel Authority, Revenue,
5.25%, due 11/15/2022, Par Call 11/15/2012 @ 100	A1/A+	750,000	766,133
5.25%, due 11/15/2023, Par Call 11/15/2012 @ 100	A1/A+	2,900,000	2,961,074
Total New York City and New York City Agencies			$13,366,127

New York State Agencies - 49.4%
Dormitory Authority of the State of New York - 41.7%
City University System Consolidated Fifth General Resolution, State Supported Debt, Revenue, Series E,
6.125%, due 01/01/2031, Par Call 01/01/2019 @ 100	NR/AA-	$1,500,000	$1,787,535
Department of Education, State Supported Debt, Revenue, Series A,
5.00%, due 07/01/2018, Par Call 07/01/2016 @ 100	NR/AA-	1,000,000	1,139,450
Department of Health, Veterans Home, Revenue, Series A,
5.00%, due 07/01/2013, Non-Callable	NR/AA-	955,000	998,892
Hospital for Special Surgery, Non-State Supported Debt, Revenue,
6.00%, due 08/15/2038, Par Call 08/15/2019 @ 100 (FHA)	Aa2/AA+	500,000	605,395
Memorial Sloan-Kettering Cancer Center, Non-State Supported Debt, Revenue, Series 1,
5.00%, due 07/01/2020, Non-Callable	Aa2/AA-	500,000	613,805
Mental Health Services Facilities Improvement, State Supported Debt, Revenue, Series A,
5.00%, due 02/15/2019, Par Call 02/15/2015 @ 100 (AMBAC)	NR/AA-	2,500,000	2,753,900
Mental Health Services Facilities Improvement, State Supported Debt, Revenue, Series F,
6.25%, due 02/15/2031, Par Call 08/15/2018 @ 100	NR/AA-	1,500,000	1,754,220

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 105.6% (Continued)	Credit Ratings *	Par Value	Value
New York State Agencies - 49.4% (Continued)
Dormitory Authority of the State of New York - 41.7% (Continued)
Mount Sinai Hospital, Non-State Supported Debt, Revenue, Series A,
5.00%, due 07/01/2012, Non-Callable	A2/A-	$1,050,000	$1,053,682
Municipal Health Facilities Improvement Program, Non-State Supported Debt, Revenue, Subseries 2-1,
5.00%, due 01/15/2018, Non-Callable	Aa3/AA-	2,000,000	2,320,380
New York and Presbyterian Hospital (The), Series A,
5.25%, due 08/15/2012, Non-Callable (AGM, FHA)	Aa3/AA-	1,500,000	1,514,205
New York Medical College, Revenue,
5.25%, due 07/01/2013, Par Call 07/16/2012 @ 100 (NATL-RE)	Baa2/BBB	1,015,000	1,017,477
Rochester Institute of Technology, Revenue, Series A,
5.25%, due 07/01/2016, Prerefunded 07/01/2012 @ 100 (AMBAC)	A1/NR	2,045,000	2,052,505
5.25%, due 07/01/2017, Prerefunded 07/01/2012 @ 100 (AMBAC)	A1/NR	2,155,000	2,162,909
School Districts Revenue Bond Financing Program, Non-State Supported Debt, Revenue, Series A,
3.00%, due 04/01/2014, Non-Callable (State Aid Withholding)	NR/A+	735,000	764,870
4.00%, due 10/01/2014, Non-Callable (State Aid Withholding)	NR/A+	500,000	535,775
School Districts Revenue Bond Financing Program, Revenue, Series D,
5.25%, due 10/01/2023, Par Call 10/01/2012 @ 100 (NATL-RE State Aid Withholding)	A2/A+	1,395,000	1,415,883
Skidmore College, Non-State Supported Debt, Revenue, Series A,
3.00%, due 07/01/2012, Non-Callable	A1/NR	310,000	310,602
Special Act School Districts Program, Revenue,
6.00%, due 07/01/2019, Continuously Callable 07/01/2012 @ 100 (NATL-RE)	Baa2/BBB	3,540,000	3,554,798
St. Lawrence-Lewis BOCES Program, Non-State Supported Debt, Revenue,
4.00%, due 08/15/2018, Par Call 08/15/2017 @ 100 (AGM)	Aa3/AA-	100,000	110,286
4.125%, due 08/15/2020, Par Call 08/15/2017 @ 100 (AGM)	Aa3/AA-	110,000	119,716
4.25%, due 08/15/2021, Par Call 08/15/2017 @ 100 (AGM)	Aa3/AA-	100,000	109,339
United Health Services Hospitals, Inc., Non-State Supported Debt, Revenue,
3.00%, due 08/01/2012, Non-Callable (FHA)	NR/NR	1,340,000	1,345,749
University of Rochester, Non-State Supported Debt, Revenue, Series A-1,
5.00%, due 07/01/2019, Par Call 01/01/2017 @ 100	Aa3/A+	2,305,000	2,648,076

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 105.6% (Continued)	Credit Ratings *	Par Value	Value
New York State Agencies - 49.4% (Continued)
Dormitory Authority of the State of New York - 41.7% (Continued)
Upstate Community Colleges, Revenue, Series B,
5.25%, due 07/01/2015, Par Call 07/01/2014 @ 100 (NATL-RE, FGIC, TCRS)	Aa3/NR	$3,140,000	$3,436,133
Total Dormitory Authority of the State of New York			34,125,582

Other New York State Agencies - 7.7%
New York State Environmental Facilities Corp., United Water New Rochelle, Water Facilities Revenue, Series A,
4.875%, due 09/01/2040, Par Call 09/01/2020 @ 100	Baa1/A-	1,000,000	1,035,960
New York State Housing Finance Agency, Revenue, Series A,
2.00%, due 09/15/2013, Non-Callable	NR/AA-	1,500,000	1,527,840
5.00%, due 09/15/2013, Non-Callable	NR/AA-	2,500,000	2,641,775
New York State Urban Development Corp., Service Contract Revenue, Series D,
5.00%, due 01/01/2015, Non-Callable	NR/AA-	1,000,000	1,110,510
Total Other New York State Agencies			6,316,085

Total New York State Agencies			$40,441,667

Other New York State Bonds - 39.9%
Addison Central School District, General Obligation,
5.00%, due 06/01/2019, Non-Callable (State Aid Withholding)	A1/NR	$1,425,000	$1,703,616
Ausable Valley Central School District, General Obligation,
2.50%, due 06/15/2013, Non-Callable (State Aid Withholding)	NR/A	380,000	386,836
Caledonia-Mumford Central School District, General Obligation,
4.00%, due 06/15/2013, Non-Callable (State Aid Withholding)	NR/A+	455,000	470,347
Chili, Public Improvement, General Obligation,
3.00%, due 12/15/2012, Non-Callable	Aa3/NR	315,000	318,893
Cobleskill-Richmondville Central School District, General Obligation,
3.25%, due 01/15/2013, Non-Callable (Assured GTY State Aid Withholding)	Aa3/NR	700,000	711,816
Corning City School District, General Obligation,
5.00%, due 06/15/2012, Non-Callable (AGM State Aid Withholding)	Aa3/NR	1,000,000	1,001,859
5.00%, due 06/15/2013, Par Call 06/15/2012 @ 100 (AGM State Aid Withholding)	Aa3/NR	970,000	973,094
5.00%, due 06/15/2014, Par Call 06/15/2012 @ 100 (AGM State Aid Withholding)	Aa3/NR	600,000	601,734

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 105.6% (Continued)	Credit Ratings *	Par Value	Value
Other New York State Bonds - 39.9% (Continued)
Dansville Central School District, General Obligation,
2.00%, due 06/15/2013, Non-Callable (State Aid Withholding)	NR/AA-	$275,000	$278,655
Depew Union Free School District, General Obligation,
5.00%, due 06/01/2012, Non-Callable (AGM State Aid Withholding)	Aa3/NR	1,870,000	1,870,216
East Moriches Union Free School District, General Obligation,
3.00%, due 07/01/2018, Non-Callable (AGM State Aid Withholding)	NR/AA-	525,000	560,768
3.00%, due 07/01/2019, Non-Callable (AGM State Aid Withholding)	NR/AA-	385,000	410,006
3.00%, due 07/01/2020, Non-Callable (AGM State Aid Withholding)	NR/AA-	460,000	482,522
Elmira City School District, General Obligation,
5.00%, due 06/15/2013, Non-Callable (State Aid Withholding)	NR/A	1,000,000	1,043,320
Erie County IDA, City School District of Buffalo Project, School Facility Revenue, Series A,
5.75%, due 05/01/2025, Par Call 05/01/2017 @ 100 (AGM)	Aa3/AA-	2,000,000	2,323,339
Fayetteville-Manlius Central School District, General Obligation,
5.00%, due 06/15/2016, Callable 06/15/2012 @ 101 (NATL-RE, FGIC State Aid Withholding)	Aa3/NR	375,000	379,253
Freeport, Public Improvement, General Obligation, Series A,
3.00%, due 03/15/2013, Non-Callable (AGM)	Aa3/NR	1,005,000	1,024,075
Freeport, Public Improvement, General Obligation, Series B,
2.00%, due 06/01/2013, Non-Callable (AGM)	Aa3/NR	655,000	664,222
Genesee Valley Central School District at Angelica Belmont, General Obligation,
3.00%, due 06/15/2014, Non-Callable (AGM State Aid Withholding)	NR/A	300,000	312,753
4.00%, due 06/15/2015, Non-Callable (AGM State Aid Withholding)	NR/A	295,000	320,314
Geneva City School District, General Obligation,
2.00%, due 06/15/2013, Non-Callable (State Aid Withholding)	Aa3/NR	300,000	304,638
3.00%, due 06/15/2014, Non-Callable (State Aid Withholding)	A1/NR	1,090,000	1,133,655
Greene County, Public Improvement, General Obligation,
3.00%, due 03/15/2013, Non-Callable	Aa3/NR	790,000	803,691
Hannibal Central School District, General Obligation, Series A,
2.00%, due 07/01/2013, Non-Callable (AGM State Aid Withholding)	NR/AA-	460,000	465,980

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 105.6% (Continued)	Credit Ratings *	Par Value	Value
Other New York State Bonds - 39.9% (Continued)
Hempstead Town, Adelphi University Project, Revenue,
3.00%, due 06/01/2013, Non-Callable	NR/A	$565,000	$574,520
Hempstead Town, Local Development Corp., Revenue, Series 2011,
4.625%, due 07/01/2036, Par Call 07/01/2021 @ 100	A3/A	250,000	261,590
Hornell City School District, General Obligation,
3.00%, due 06/15/2013, Non-Callable (State Aid Withholding)	A1/NR	750,000	765,375
Ilion Central School District, General Obligation, Series B,
5.50%, due 06/15/2015, Callable 06/15/2012 @ 101 (NATL-RE, FGIC State Aid Withholding)	A1/NR	550,000	556,314
5.50%, due 06/15/2016, Callable 06/15/2012 @ 101 (NATL-RE, FGIC State Aid Withholding)	A1/NR	500,000	505,740
Ithaca City, General Obligation, Series B,
3.00%, due 08/01/2015, Non-Callable	Aa2/NR	250,000	267,428
Ithaca City, General Obligation, Series A,
3.00%, due 01/15/2016, Non-Callable	Aa2/NR	750,000	806,940
Long Island Power Authority, Electric System General Revenue, Series A,
6.00%, due 05/01/2033, Par Call 05/01/2019 @ 100	A3/A-	500,000	597,045
Mechanicville City School District, General Obligation,
3.00%, due 06/15/2013, Non-Callable (State Aid Withholding)	NR/A+	250,000	255,878
Metropolitan Transportation Authority, Revenue, Series A,
5.50%, due 11/15/2015, Par Call 11/15/2012 @ 100 (AMBAC)	A2/A	1,250,000	1,278,500
Metropolitan Transportation Authority, Transportation Revenue, Series 2008C,
6.50%, due 11/15/2028, Par Call 11/15/2018 @ 100	A2/A	1,500,000	1,917,690
Monroe County, Public Improvement, General Obligation,
4.00%, due 06/01/2012, Non-Callable (Assured GTY)	Aa3/AA-	1,950,000	1,950,167
Newburgh City School District, General Obligation,
2.50%, due 06/15/2013, Non-Callable (AGM State Aid Withholding)	Aa3/AA-	625,000	637,150
Peru Central School District, General Obligation,
2.00%, due 06/15/2013, Non-Callable (State Aid Withholding)	Aa3/A+	380,000	385,559
Ravena-Coeymans-Selkirk Central School District, General Obligation,
2.00%, due 06/15/2013, Non-Callable (State Aid Withholding)	Aa3/NR	500,000	507,160
Roslyn, General Obligation,
2.00%, due 10/01/2012, Non-Callable	A2/NR	280,000	281,187

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 105.6% (Continued)	Credit Ratings *	Par Value	Value
Other New York State Bonds - 39.9% (Continued)
Schuylerville Central School District, General Obligation,
3.00%, due 06/15/2013, Non-Callable (State Aid Withholding)	NR/A+	$250,000	$255,878
Sodus Central School District, General Obligation,
2.00%, due 06/15/2013, Non-Callable (State Aid Withholding)	NR/A+	485,000	491,446
South Seneca Central School District, General Obligation,
4.25%, due 06/15/2013, Non-Callable (State Aid Withholding)	A1/NR	500,000	517,150
Sullivan West Central School District, General Obligation,
3.00%, due 06/15/2013, Non-Callable (AGM State Aid Withholding)	Aa3/AA-	350,000	358,775
Wappingers Central School District, General Obligation,
5.00%, due 12/15/2012, Non-Callable (AGM State Aid Withholding)	Aa3/NR	500,000	512,030
Warsaw Central School District, General Obligation,
2.625%, due 06/15/2013, Non-Callable (State Aid Withholding)	Aa3/A+	375,000	382,380
Total Other New York State Bonds			$32,611,504

Total Municipal Securities (Cost $82,805,115)			$86,419,298

MONEY MARKET FUNDS - 0.0%		Shares	Value
Dreyfus New York Municipal Cash Management Fund, 0.01% (a) (Cost $10,000)		10,000	$10,000

Total Investments at Value - 105.6% (Cost $82,815,115)			$86,429,298

Liabilities in Excess of Other Assets - (5.6%)			(4,567,408)

Net Assets - 100.0%			$81,861,890

(a)	Variable rate security. The rate shown is the 7-day effective rate as of May 31, 2012.

*	Credit Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corp. ("Standard & Poor's") (Unaudited).

Definitions
AGM	Insured as to principal and interest by Assured Guaranty Municipal Corp.
AMBAC	Insured as to principal and interest by the American Municipal Bond Insurance Corp.
BOCES	Board of Cooperative Educational Services
FGIC	Insured as to principal and interest by the Financial Guaranty Insurance Co.
FHA	Insured as to principal and interest by the Federal Housing Administration
GTY	Guaranty
IDA	Industrial Development Agency

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Definitions (Continued)
NATL-RE	Reinsured as to principal and interest by the National Public Finance Guarantee Corp.
TCRS	Transferable Custodial Receipts
State Aid Withholding
Upon default, the State Comptroller is authorized to withhold the next State Aid payment due to the school district and to make the State Aid payment directly to the Paying Agent for the benefit of the school district's bondholders and noteholders.

Description of Moody's Ratings
Aaa	Issuers or issues rated 'Aaa' demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
Aa	Issuers or issues rated 'Aa' demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
A	Issuers or issues rated 'A' demonstrate above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
Baa	Issuers or issues rated 'Baa' demonstrate average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
NR	Not Rated. In the opinion of the Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification below Aaa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Standard & Poor's Ratings
AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor's capacity to meet financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NR	Not Rated. In the opinion of the Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

See accompanying notes to Schedule of Investments.

THE EMPIRE BUILDER TAX FREE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

1.  Securities Valuation

The Empire Builder Tax Free Bond Fund’s (the “Fund”) tax-exempt securities are generally valued using prices provided by an independent pricing service approved by the Fund’s Board of Trustees (the “Board”).  The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices.  The methods used by the independent pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the Fund’s investment adviser) under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board.  Short-term debt securities having remaining maturities of sixty days or less are stated at amortized cost, which approximates market value.  Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Municipal securities are valued using various inputs, including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events and are typically classified as Level 2.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012, by security type:

	Level 1	Level 2	Level 3	Total
Municipal Securities	$-	$86,419,298	$-	$86,419,298
Money Market Funds	10,000	-	-	10,000
Total	$10,000	$86,419,298	$-	$86,429,298

During the quarter ended May 31, 2012, the Fund did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of May 31, 2012.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE EMPIRE BUILDER TAX FREE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.  Federal Income Tax Information

As of May 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation of securities for federal income tax purposes were as follows:

	Tax Unrealized	Tax Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation

$82,797,868	$3,638,552	$(7,122)	$3,631,430

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is primarily due to differing methods in the amortization of market discount on fixed income securities.

4.  Concentration of Credit Risk

The Fund invests primarily in debt instruments of municipal issuers in New York State.  The issuers’ abilities to meet their obligations may be affected by economic developments in New York State or its region, as well as recent disruptions in the credit markets and the economy, generally.  The issuers of municipal securities, including issuers of New York Tax Exempt Bonds, have been under stress relating to recent disruptions in the credit markets and the economy generally.  These disruptions could have a significant negative effect on an issuer’s ability to make payments of principal and/or interest.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title)*		/s/ Seth M. Glickenhaus
Seth M. Glickenhaus, Chairman and President

Date	July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Seth M. Glickenhaus
Seth M. Glickenhaus, Chairman and President

Date	July 9, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	July 9, 2012

* Print the name and title of each signing officer under his or her signature.